Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000240584 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	12.40%
C000240584 | FinancialsJV7207931
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240584 | Government RelatedBSCDB98
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240584 | Binary OptionHYB000537_20270315_L_MSI
Holdings [Line Items]
Percent of Total Investments	11.90%
C000240584 | U.S. Treasury Obligations912797RF6
Holdings [Line Items]
Percent of Total Investments	72.40%
C000240582 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	12.40%
C000240582 | FinancialsJV7207931
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240582 | Government RelatedBSCDB98
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240582 | Binary OptionHYB000537_20270315_L_MSI
Holdings [Line Items]
Percent of Total Investments	11.90%
C000240582 | U.S. Treasury Obligations912797RF6
Holdings [Line Items]
Percent of Total Investments	72.40%